RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-use Assets
SCHEDULE OF RIGHTS-TO-USE LEASE ASSETS

Rights-of-use assets, net consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Leased properties under operating lease, cost	$53,796	-
Less: accumulated amortization	(12,561)	-
Right-of-use assets, net	$41,235	-

SCHEDULE OF MATURITY OF LEASE LIABILITIES

The following table presents maturity of lease liabilities as of December 31, 2025:

2026	$18,876
2027	18,876
2028	5,147
Total Lease Payments	$42,899
Less: imputed interest	$(1,664)
Present value of lease liabilities	$41,235
Lease liabilities - Current	$17,758
Lease liabilities – Non current	23,477